OPERATING SEGMENTS - Reconciliation of EBITDA to Net Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reclassifications or changes in presentation [line items]
Net (loss) income	$ (737.7)	$ 32.2
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Interest and other finance costs	(674.9)	(627.2)
Income tax (recovery) expense	207.1	(159.9)
Loss (gain) on foreign exchange	292.0	(72.9)
Gain on sale of property and equipment	(2.2)	(13.1)
Mark-to-market loss on Purchase Contracts	0.0	(104.3)
Share of net income (loss) of investments accounted for using the equity method	18.2	(61.6)
Share-based payments	(104.7)	(124.8)
Loss (gain) on divestiture	(481.8)	580.5
Transaction costs	53.2	78.4
Acquisition, rebranding and other integration costs	6.4	15.3
Founder/CEO Remuneration	26.8	0.0
Other	(27.0)	(23.2)
Adjusted EBITDA	2,250.5	2,003.7
Representation To Exclude Results Of GFL Infrastructure
Disclosure of reclassifications or changes in presentation [line items]
Net (loss) income	(737.7)	32.2
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Interest and other finance costs	674.9	627.2
Income tax (recovery) expense	(207.1)	159.9
Loss (gain) on foreign exchange	292.0	(72.9)
Gain on sale of property and equipment	(2.2)	(13.1)
Mark-to-market loss on Purchase Contracts	0.0	104.3
Share of net income (loss) of investments accounted for using the equity method	16.9	61.6
Share-based payments	104.7	124.8
Loss (gain) on divestiture	481.8	(580.5)
Transaction costs	53.2	78.4
Acquisition, rebranding and other integration costs	6.4	15.3
Founder/CEO Remuneration	26.8	0.0
Other	27.0	23.2
Adjusted EBITDA	$ 2,250.5	$ 2,003.7